Cover	12 Months Ended
Jan. 03, 2026
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	LATTICE SEMICONDUCTOR CORPORATION
Entity Central Index Key	0000855658